Schedule of Investments
September 30, 2021
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–64.97%
Collateralized Mortgage Obligations–12.43%
Fannie Mae ACES,
2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$399,164	$400,387
3.27%, 02/25/2029	5,000,000	5,533,688
Fannie Mae REMICs,
3.00%, 10/25/2025	10	10
2.50%, 03/25/2026	179	180
7.00%, 09/18/2027	84,811	92,361
1.50%, 01/25/2028	1,464,439	1,484,435
6.50%, 03/25/2032	355,723	413,557
5.75%, 10/25/2035	103,169	115,293
0.39% (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	1,265,366	1,272,919
0.54% (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	633,022	640,359
6.59%, 06/25/2039(b)	1,563,128	1,840,446
0.59% (1 mo. USD LIBOR + 0.50%), 03/25/2040 to 05/25/2041(a)	527,547	529,940
4.00%, 07/25/2040	981,409	1,059,274
0.64% (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	579,337	581,653
0.61% (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	748,111	753,875
0.42% (1 mo. USD LIBOR + 0.32%), 08/25/2044(a)	955,540	955,149
0.58% (1 mo. USD LIBOR + 0.48%), 02/25/2056(a)	1,963,099	1,977,136
0.52% (1 mo. USD LIBOR + 0.42%), 12/25/2056(a)	2,300,478	2,301,289
Series 2021-11, Class MI, IO, 2.00%, 03/25/2051(c)	2,824,776	400,957
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	5,268,344
Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	5,369,361
Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	5,126,784
Series K093, Class A1, 2.76%, 12/25/2028	1,887,385	2,015,991
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	5,474,545
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
3.00%, 04/15/2026	$110	$110
0.58% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040(a)	1,631,351	1,646,217
0.38% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044(a)	2,017,109	2,019,222
0.45% (1 mo. USD LIBOR + 0.35%), 11/15/2036(a)	1,432,743	1,436,020
0.45% (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	677,040	683,225
0.94% (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	353,703	362,899
0.53% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042(a)	3,091,149	3,116,725
Series 331, Class AF, 0.48% (1 mo. USD LIBOR + 0.40%), 06/15/2037(a)	988,798	998,406
Freddie Mac STRIPS, 0.45% (1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	1,148,906	1,156,470
		55,027,227
Federal Home Loan Mortgage Corp. (FHLMC)–11.03%
7.00%, 12/01/2021 to 11/01/2035	1,498,092	1,719,191
8.00%, 12/01/2021 to 02/01/2035	173,180	183,636
6.50%, 05/01/2022 to 12/01/2035	1,050,628	1,201,243
7.50%, 09/01/2022 to 06/01/2035	491,979	558,490
8.50%, 11/17/2022 to 08/01/2031	86,501	91,528
5.50%, 12/01/2022	302	303
3.00%, 05/01/2027 to 01/01/2050	13,212,297	14,057,650
7.05%, 05/20/2027	35,286	37,714
6.00%, 06/01/2029 to 07/01/2038	139,777	159,238
6.03%, 10/20/2030	414,854	471,107
2.50%, 09/01/2034 to 12/01/2050	18,561,038	19,494,991
5.00%, 01/01/2037 to 01/01/2040	532,761	609,968
4.50%, 01/01/2040 to 08/01/2041	2,898,824	3,237,400
ARM, 2.26% (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	1,559,652	1,657,495
2.19% (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	1,318,809	1,397,002
1.89% (1 yr. USD LIBOR + 1.55%), 10/01/2036(a)	678,130	716,371
2.41% (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	64,893	69,276

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
2.41% (1 yr. USD LIBOR + 1.97%), 11/01/2037(a)	$225,929	$240,703
2.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(a)	18,762	19,703
2.14% (1 yr. USD LIBOR + 1.83%), 07/01/2038(a)	416,511	443,468
2.13% (1 yr. USD LIBOR + 1.78%), 06/01/2043(a)	483,057	510,997
2.88%, 01/01/2048(d)	1,873,608	1,948,289
		48,825,763
Federal National Mortgage Association (FNMA)–27.49%
7.00%, 10/01/2021 to 04/01/2036	872,172	944,906
6.00%, 03/01/2022 to 10/01/2038	663,279	771,659
7.50%, 11/01/2022 to 08/01/2037	2,004,154	2,281,645
6.50%, 06/01/2023 to 11/01/2037	1,016,818	1,156,381
5.50%, 11/01/2023 to 05/01/2035	717,840	829,288
6.75%, 07/01/2024	46,369	52,103
8.50%, 09/01/2024 to 08/01/2037	313,661	356,383
4.50%, 11/01/2024 to 08/01/2041	2,257,166	2,531,408
6.95%, 10/01/2025	8,303	8,418
0.50%, 11/07/2025	4,000,000	3,949,792
8.00%, 09/01/2026 to 10/01/2037	1,160,306	1,359,352
3.50%, 03/01/2027 to 08/01/2027	3,036,844	3,255,202
3.00%, 05/01/2027 to 03/01/2050	8,935,038	9,513,642
0.75%, 10/08/2027	6,000,000	5,843,982
3.59%, 10/01/2028	4,000,000	4,518,869
3.79%, 11/01/2028	4,000,000	4,575,936
5.00%, 08/01/2033 to 12/01/2033	135,190	145,315
2.50%, 12/01/2034 to 07/01/2035	14,606,318	15,370,246
2.00%, 09/01/2035 to 01/01/2051	12,956,187	13,275,180
4.00%, 09/01/2043 to 12/01/2048	9,112,799	10,101,821
ARM, 2.47% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	1,067,648	1,139,880
2.30% (1 yr. U.S. Treasury Yield Curve Rate + 2.19%), 05/01/2035(a)	90,923	97,221
2.05% (1 yr. USD LIBOR + 1.68%), 03/01/2038(a)	23,649	24,850
2.12% (1 yr. USD LIBOR + 1.77%), 02/01/2042(a)	196,569	197,741
1.77% (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	357,462	366,547
1.97% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	585,405	606,178
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
TBA, 2.00%, 10/01/2036(e)	$16,465,000	$16,958,307
2.50%, 10/01/2051(e)	20,830,000	21,478,497
		121,710,749
Government National Mortgage Association (GNMA)–14.02%
7.50%, 11/15/2022 to 10/15/2035	936,279	1,045,117
8.00%, 01/15/2023 to 01/15/2037	580,214	650,824
7.00%, 09/15/2023 to 12/15/2036	448,380	485,773
6.50%, 12/15/2023 to 09/15/2034	1,524,100	1,693,273
6.00%, 01/16/2025 to 08/15/2033	283,955	315,857
5.00%, 02/15/2025	44,897	50,708
6.95%, 08/20/2025 to 08/20/2027	75,319	75,603
6.38%, 10/20/2027 to 12/20/2027	69,207	74,646
6.10%, 12/20/2033	2,379,335	2,820,955
5.70%, 08/20/2034(b)	604,702	688,504
8.50%, 10/15/2036 to 01/15/2037	117,268	123,283
5.89%, 01/20/2039(b)	2,198,780	2,550,870
0.88% (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	601,591	614,016
0.79% (1 mo. USD LIBOR + 0.70%), 05/20/2040(a)	1,234,818	1,250,455
4.51%, 07/20/2041(b)	320,530	355,661
2.06%, 09/20/2041	1,322,256	1,366,181
0.34% (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	16,377	16,412
3.50%, 10/20/2042 to 06/20/2050	8,790,208	9,359,322
0.39% (1 mo. USD LIBOR + 0.30%), 08/20/2047(a)	2,290,326	2,296,060
2.50%, 07/20/2049	4,709,730	4,816,576
3.00%, 10/20/2049 to 11/20/2049	6,836,711	7,153,195
Series 2019-29, Class PE, 3.00%, 10/20/2048	2,626,890	2,757,814
Series 2019-52, Class JL, 3.00%, 11/20/2048	3,026,593	3,154,882
Series 2019-30, Class MA, 3.50%, 03/20/2049	558,394	589,155
TBA, 2.50%, 10/01/2051(e)	13,790,000	14,236,559
Series 2020-137, Class A, 1.50%, 04/16/2062	3,577,121	3,552,500
		62,094,201
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $282,077,310)		287,657,940
U.S. Treasury Securities–31.50%
U.S. Treasury Bills–0.10%(f)(g)
0.05%, 02/17/2022	429,000	428,929
U.S. Treasury Bonds–1.16%
5.38%, 02/15/2031	3,800,000	5,116,047
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Notes–30.24%
1.50%, 09/15/2022	$1,000,000	$1,013,408
2.00%, 11/30/2022	2,700,000	2,759,273
0.13% - 2.38%, 01/31/2023	7,557,000	7,614,677
0.13%, 02/28/2023	5,557,000	5,553,961
1.63%, 04/30/2023	4,000,000	4,090,234
2.75%, 05/31/2023	6,300,000	6,565,658
1.63%, 10/31/2023	625,000	642,139
2.63%, 12/31/2023	1,900,000	1,997,041
0.25%, 03/15/2024	7,000,000	6,977,031
0.25%, 05/15/2024	3,000,000	2,985,820
2.00%, 05/31/2024	2,500,000	2,603,320
2.25%, 11/15/2024	5,200,000	5,474,828
2.13%, 05/15/2025	8,480,000	8,914,600
2.25%, 11/15/2025	8,300,000	8,781,465
0.38% - 2.88%, 11/30/2025	11,500,000	11,539,863
0.38%, 12/31/2025	7,000,000	6,860,547
0.88%, 06/30/2026	7,000,000	6,975,938
1.50%, 08/15/2026	8,550,000	8,767,758
1.13%, 02/28/2027	9,159,000	9,192,631
2.38%, 05/15/2027	1,000,000	1,069,844
0.50%, 06/30/2027	1,900,000	1,834,539
2.25%, 11/15/2027	2,900,000	3,083,629
2.75%, 02/15/2028	1,900,000	2,079,238
1.25%, 06/30/2028	4,500,000	4,491,035
2.88%, 08/15/2028	8,000,000	8,839,688
2.38%, 05/15/2029	2,600,000	2,791,598
1.63%, 08/15/2029	400,000	407,516
		133,907,279
Total U.S. Treasury Securities (Cost $137,343,479)		139,452,255

Asset-Backed Securities–7.51%(h)
Angel Oak Mortgage Trust, Series 2020-6, Class A2, 1.52%, 05/25/2065(b)(i)	1,249,040	1,253,297
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.94%, 09/15/2048(j)	15,324,804	429,360
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 2.87%, 01/25/2035(b)	255,829	265,197
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	1,407,202	1,420,621
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(i)	1,547,051	1,557,441
COLT Mortgage Loan Trust,
Series 2020-1, Class A3, 2.90%, 02/25/2050(b)(i)	1,366,423	1,369,201
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(i)	1,397,035	1,405,061
FRESB Mortgage Trust, Series 2019-SB63, Class A5, 2.55%, 02/25/2039(b)	3,602,728	3,702,725
GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(i)(k)	3,891,145	3,920,868
Mello Mortgage Capital Acceptance Trust, Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(i)	624,341	639,403
Principal Amount		Value

New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 0.84% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(i)	$1,823,172	$1,828,147
Series 2020-NQM1, Class A3, 2.77%, 01/26/2060(b)(i)	2,247,918	2,266,970
NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.85%, 07/15/2026(i)	4,000,000	3,995,554
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(i)	3,000,000	3,003,481
Textainer Marine Containers VII Ltd., Series 2021-2A, Class B, 2.82%, 04/20/2046(i)	3,866,667	3,904,336
Textainer Marine Containers VIII Ltd., Series 2020-3A, Class A, 2.11%, 09/20/2045(i)	2,268,864	2,291,087
Total Asset-Backed Securities (Cost $32,966,660)		33,252,749
U.S. Government Sponsored Agency Securities–3.72%
Federal Home Loan Bank (FHLB)–3.26%
Federal Home Loan Bank, 0.50%, 04/14/2025	14,500,000	14,419,307
Tennessee Valley Authority (TVA)–0.46%
Tennessee Valley Authority, 1.88%, 08/15/2022	2,000,000	2,031,067
Total U.S. Government Sponsored Agency Securities (Cost $16,511,814)		16,450,374
U.S. Dollar Denominated Bonds & Notes–1.32%
Other Diversified Financial Services–0.35%
Private Export Funding Corp., Series BB, 4.30%, 12/15/2021	1,540,000	1,553,405
Sovereign Debt–0.97%
Israel Government AID Bond, 5.13%, 11/01/2024	3,800,000	4,295,886
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,344,897)		5,849,291

Agency Credit Risk Transfer Notes–0.60%
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M2, 4.09% (1 mo. USD LIBOR + 4.00%), 05/25/2025(a)	1,357,538	1,383,374
Freddie Mac, Series 2021-DNA3, Class M2, STACR®, 2.15% (30 Day Average SOFR + 2.10%), 10/25/2033(a)(i)	1,240,000	1,266,711
Total Agency Credit Risk Transfer Notes (Cost $2,527,172)		2,650,085
Shares
Money Market Funds–2.14%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(l)(m) (Cost $9,486,074)	9,486,074	9,486,074
TOTAL INVESTMENTS IN SECURITIES–111.76% (Cost $486,257,406)		494,798,768
OTHER ASSETS LESS LIABILITIES—(11.76)%		(52,058,471)
NET ASSETS–100.00%		$442,740,297
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2021.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2021.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Non-U.S. government sponsored securities.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $30,122,178, which represented 6.80% of the Fund’s Net Assets.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2021.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,863,064	$112,509,606	$(107,886,596)	$-	$-	$9,486,074	$1,021
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	498,750	(498,750)	-	-	-	1*
Total	$4,863,064	$113,008,356	$(108,385,346)	$-	$-	$9,486,074	$1,022

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	373	December-2021	$82,080,399	$(50,281)	$(50,281)
U.S. Treasury 5 Year Notes	229	December-2021	28,107,961	(169,961)	(169,961)
U.S. Treasury 10 Year Notes	84	December-2021	11,055,188	(129,445)	(129,445)
U.S. Treasury 10 Year Ultra Notes	39	December-2021	5,664,750	(71,219)	(71,219)
Subtotal—Long Futures Contracts				(420,906)	(420,906)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	99	December-2021	$(15,762,656)	$318,656	$318,656
U.S. Treasury Ultra Bonds	18	December-2021	(3,439,125)	87,328	87,328
Subtotal—Short Futures Contracts				405,984	405,984
Total Futures Contracts				$(14,922)	$(14,922)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$287,657,940	$—	$287,657,940
U.S. Treasury Securities	—	139,452,255	—	139,452,255
Asset-Backed Securities	—	33,252,749	—	33,252,749
U.S. Government Sponsored Agency Securities	—	16,450,374	—	16,450,374
U.S. Dollar Denominated Bonds & Notes	—	5,849,291	—	5,849,291
Agency Credit Risk Transfer Notes	—	2,650,085	—	2,650,085
Money Market Funds	9,486,074	—	—	9,486,074
Total Investments in Securities	9,486,074	485,312,694	—	494,798,768
Other Investments - Assets*
Futures Contracts	405,984	—	—	405,984
Other Investments - Liabilities*
Futures Contracts	(420,906)	—	—	(420,906)
Total Other Investments	(14,922)	—	—	(14,922)
Total Investments	$9,471,152	$485,312,694	$—	$494,783,846

*	Unrealized appreciation (depreciation).
Invesco V.I. Government Securities Fund